Hartford Small Company HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
IA
Prospectus [Line Items]
Average Annual Return, Percent	12.96%	0.71%	10.55%
IB
Prospectus [Line Items]
Average Annual Return, Percent	12.68%	0.45%	10.27%